UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS
OF REGISTERED MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number:	811-04710

Exact name of registrant as specified in charter:	The Asia Pacific Fund, Inc.

Address of principal executive offices:	48 Wall Street, 22nd Floor New York, NY 10005

Name and address of agent for service:	Frank J. Maresca AST Fund Solutions, LLC 48 Wall Street, 22nd Floor New York, NY 10005

Registrant’s telephone number, including area code:	212-269-5500

Date of fiscal year end:	03/31/2017

Date of reporting period:	12/31/2016

Item 1. Schedule of Investments

The Asia Pacific Fund, Inc.
Schedule of Investments

as of December 31, 2016 (unaudited)

	Shares	Value

LONG-TERM INVESTMENTS — 98.9%
COMMON STOCKS — 88.0%
CHINA (INCLUDING HONG KONG AND MACAU SAR) 58.1%
Agricultural Bank of China Ltd. (Class "H" Shares) (Banking)	1,495,000	$613,076
Anhui Conch Cement Co. Ltd. (Class "H" Shares) (Materials)	66,000	179,586
Belle International Holdings Ltd. (Consumer Discretionary)	1,862,000	1,046,917
BOC Hong Kong Holdings Ltd. (Banking)	501,000	1,792,862
Cheung Kong Property Holdings Ltd. (Real Estate)	158,656	972,866
China Construction Bank Corp. (Class "H" Shares) (Banking)	6,333,000	4,875,622
China Life Insurance Co. Ltd. (Class "H" Shares) (Insurance)	495,000	1,289,445
China Lilang Ltd. (Consumer Discretionary)	2,260,000	1,273,609
China Machinery Engineering Corp. (Class "H" Shares) (Industrials)	894,000	567,216
China Overseas Land & Investment Ltd. (Real Estate)	1,212,000	3,211,890
China Power International Development Ltd. (Utilities)	4,244,000	1,537,899
China Resources Cement Holdings Ltd. (Materials)	904,000	350,898
China Resources Power Holdings Co. Ltd. (Utilities)	1,186,622	1,885,252
China State Construction International Holdings Ltd. (Industrials)	1,444,000	2,160,088
China Zhongwang Holdings Ltd. (Materials)	458,000	194,906
Chongqing Changan Automobile Co. Ltd. (Class "B" Shares) (Consumer Discretionary)	1,346,685	1,925,944
Chow Sang Sang Holdings International Ltd. (Consumer Discretionary)	358,000	664,801
CIFI Holdings Group Co. Ltd. (Real Estate)	4,414,000	1,189,665
CK Hutchison Holdings Ltd. (Industrials)	120,656	1,367,678
Convenience Retail Asia Ltd. (Consumer Staples)	876,000	417,977
CSI Properties Ltd. (Real Estate)	30,750,000	1,090,496
Daqin Railway Co. Ltd. (Class "A" Shares) (Industrials)	236,100	240,534
EGL Holdings Co. Ltd. (Consumer Discretionary)	1,424,000	286,471
Far East Consortium International Ltd. (Real Estate)	4,391,277	1,874,412
Far East Horizon Ltd. (Financials)	2,441,000	2,093,320
FSE Engineering Holdings Ltd. (Industrials)	2,397,000	754,230
Goldpac Group Ltd. (Technology Hardware & Equipment)	697,000	185,160
Haitian International Holdings Ltd. (Industrials)	265,000	520,124
Hopefluent Group Holdings Ltd. (Real Estate)	864,000	239,551
Hui Xian Real Estate Investment Trust (Real Estate Investment Trusts)	929,395	419,930
Hutchison Telecommunications Hong Kong Holdings Ltd. (Telecommunication Services)	2,626,000	846,605
Intime Retail Group Co. Ltd. (Consumer Discretionary)(a)	1,023,000	927,422
Jiangnan Group Ltd. (Industrials)	6,420,000	902,418
Langham Hospitality Investments (Real Estate)	1,118,000	451,266
Lee & Man Chemical Co. Ltd. (Materials)	1,188,000	372,279
Longfor Properties Co. Ltd. (Real Estate)	2,622,500	3,327,797
Midea Group Co. Ltd. (Class "A" Shares) (Consumer Discretionary)	683,000	2,768,560
Nameson Holdings Ltd. (Consumer Discretionary)	288,000	63,138
Oi Wah Pawnshop Credit Holdings Ltd. (Diversified Financial Services)	6,531,054	421,114
PetroChina Co. Ltd. (Class "H" Shares) (Energy)	6,404,000	4,773,373
Pico Far East Holdings Ltd. (Consumer Discretionary)	1,006,000	308,760
Ping An Insurance Group Co. of China Ltd. (Class "H" Shares) (Insurance)	343,000	1,716,216
Qingdao Port International Co. Ltd. (Class "H" Shares) (Industrials)	3,108,000	1,478,950
Shimao Property Holdings Ltd. (Real Estate)	1,049,000	1,371,702
Sinopec Engineering Group Co. Ltd. (Class "H" Shares) (Industrials)	1,394,500	1,163,507
SITC International Holdings Co. Ltd. (Industrials)	2,361,000	1,437,091
Skyworth Digital Holdings Ltd. (Consumer Discretionary)	3,748,025	2,136,343
SmarTone Telecommunications Holdings Ltd. (Telecommunication Services)	745,500	1,001,755
Spring Real Estate Investment Trust (Real Estate Investment Trusts)	131,000	54,397
Springland International Holdings Ltd. (Consumer Discretionary)	1,608,000	265,425
TK Group Holdings Ltd. (Industrials)	2,334,000	635,082
Wasion Group Holdings Ltd. (Technology Hardware & Equipment)	1,606,000	863,630
WH Group Ltd. (Consumer Staples)	1,102,500	891,440
Wonderful Sky Financial Group Holdings Ltd. (Consumer Discretionary)	2,344,000	631,757
Xinjiang Goldwind Science & Technology Co. Ltd. (Class "H" Shares) (Capital Goods)	855,800	1,445,739
Yangtze Optical Fibre and Cable Joint Stock Ltd. Co. (Class "H" Shares) (Information Technology)	1,076,500	2,029,587
Yangzijiang Shipbuilding Holdings Ltd. (Capital Goods)	1,243,900	700,051

Schedule of Investments

as of December 31, 2016 (unaudited) (continued)

	Shares	Value

CHINA (INCLUDING HONG KONG AND MACAU SAR) (continued)
Zhejiang Expressway Co. Ltd. (Class "H" Shares) (Industrials)	948,000	$904,662
ZTO Express Cayman, Inc. ADR* (Industrials)	5,407	65,262
		69,177,753

INDIA — 0.3%
Sterlite Technologies Ltd. (Information Technology)	268,385	380,611

INDONESIA — 3.2%
PT Bank Mandiri Persero Tbk (Banking)	615,700	528,983
PT Bank Negara Indonesia Persero Tbk (Banking)	1,518,200	622,606
PT Bank Pan Indonesia Tbk* (Banking)	6,565,000	365,467
PT Indosat Tbk* (Telecommunication Services)	1,374,100	657,855
PT Media Nusantara Citra Tbk (Consumer Discretionary)	2,487,200	323,996
PT Nusa Raya Cipta Tbk (Capital Goods)	1,482,800	36,320
PT Panin Financial Tbk* (Insurance)	22,533,500	287,679
PT Perusahaan Gas Negara Persero Tbk (Utilities)	4,841,100	970,196
		3,793,102

MALAYSIA — 2.3%
Cimb Group Holdings Bhd (Banking)	557,000	559,980
Mah Sing Group Bhd (Real Estate)	1,754,525	559,289
Tenaga Nasional Bhd (Utilities)	312,300	967,670
UOA Development Bhd (Real Estate)	751,300	393,570
ViTrox Corp. Bhd (Semiconductors & Semiconductor Equipment)	272,900	225,693
		2,706,202

PHILIPPINES — 0.4%
Metropolitan Bank & Trust Co. (Financials)	346,570	506,130

SINGAPORE — 4.2%
AIMS AMP Capital Industrial REIT (Real Estate Investment Trusts)	623,756	564,251
Asian Pay Television Trust (Consumer Discretionary)	961,300	248,930
CapitaLand Retail China Trust (Real Estate Investment Trusts)	574,696	543,682
Croesus Retail Trust (Real Estate Investment Trusts)	1,378,325	794,739
DBS Group Holdings Ltd. (Banking)	112,282	1,344,453
Ezion Holdings Ltd.* (Energy)	1,597,000	424,573
Frasers Commercial Trust (Real Estate Investment Trusts)	618,375	538,033
Viva Industrial Trust (Real Estate)	1,071,600	558,684
		5,017,345

SOUTH KOREA — 11.8%
Amorepacific Group (Consumer Staples)	2,719	124,041
Dongbu Insurance Co. Ltd. (Insurance)	28,849	1,492,848
Fila Korea Ltd. (Consumer Discretionary)	7,441	434,336
GS Retail Co. Ltd. (Consumer Staples)	52,877	2,083,909
Hyundai Motor Co. (Consumer Discretionary)	2,109	254,938
KB Financial Group, Inc. (Banking)	44,710	1,584,358
Korea Electric Power Corp. (Utilities)	61,614	2,247,141
Macquarie Korea Infrastructure Fund (Diversified Financial Services)	85,587	577,524
Maeil Dairy Industry Co. Ltd. (Consumer Staples)	13,932	463,131
Samsung Electronics Co. Ltd. (Technology Hardware & Equipment)	1,263	1,884,357
Sekonix Co. Ltd. (Technology Hardware & Equipment)	25,788	323,471
SK Hynix, Inc. (Semiconductors & Semiconductor Equipment)	69,400	2,568,455
		14,038,509

TAIWAN — 5.1%
Basso Industry Corp. (Consumer Discretionary)	215,000	623,740
CTBC Financial Holding Co. Ltd. (Banking)	1,608,000	880,611
Johnson Health Tech Co. Ltd. (Consumer Discretionary)	157,825	227,465
Kerry TJ Logistics Co. Ltd. (Industrials)	343,000	474,660
Largan Precision Co. Ltd. (Information Technology)	21,000	2,469,515
Rechi Precision Co. Ltd. (Industrials)	42,000	41,180

The Asia Pacific Fund, Inc.
Schedule of Investments

as of December 31, 2016 (unaudited) (continued)

	Shares	Value

TAIWAN (continued)
Superalloy Industrial Co. Ltd. (Consumer Discretionary)	52,955	$292,469
Win Semiconductors Corp.* (Information Technology)	386,222	1,089,316
		6,098,956

THAILAND — 2.1%
AP Thailand PCL (Real Estate)	3,063,000	641,502
Hana Microelectronics PCL (Technology Hardware & Equipment)	538,300	593,760
SPCG PCL (Utilities)	451,100	269,573
Supalai PCL (Real Estate)	1,422,900	993,354
		2,498,189

UNITED STATES — 0.5%
Yum China Holdings, Inc.* (Consumer Discretionary)	23,813	621,995

TOTAL COMMON STOCKS (cost $109,331,718)		104,838,792

MUTUAL FUND — 2.0%
INDIA — 2.0%
iShares MSCI India ETF (cost $2,452,478) (Others)	86,900	2,329,789

PREFERENCE STOCKS — 8.9%
SOUTH KOREA — 8.9%
CJ CheilJedang Corp. (Consumer Staples)	2,642	378,429
LG Corp. (Industrials)	52,101	1,684,504
Samsung Electronics Co. Ltd. (Technology Hardware & Equipment)	4,787	5,679,559
Samsung Fire & Marine Insurance Co. Ltd. (Insurance)	19,417	2,925,893
TOTAL PREFERENCE STOCKS (cost $9,576,805)		10,668,385

WARRANTS*(b) — 0.0%
	Units

MALAYSIA
Mah Sing Group Bhd, expiring 02/21/20 (Real Estate)	423,637	8,971

SINGAPORE
Ezion Holdings Ltd., expiring 04/24/20 (Energy)	286,063	16,396

TOTAL WARRANTS (cost $0)		25,367

TOTAL LONG-TERM INVESTMENTS (cost $121,361,001)		117,862,333

	Shares

SHORT-TERM INVESTMENT — 0.3%
MONEY MARKET MUTUAL FUND
JPMorgan Prime Money Market Fund/Premier (cost $371,762)	371,762	371,762

Schedule of Investments

as of December 31, 2016 (unaudited) (concluded)

Value

TOTAL INVESTMENTS — 99.2% (cost $121,732,763)(c)	118,234,095
Other assets in excess of liabilities — 0.8%	943,337

NET ASSETS — 100.0%	$119,177,432

The following abbreviations are used in the quarterly report:
ADR American Depositary Receipt
ETF Exchange Traded Fund
MSCI Morgan Stanley Capital International
REIT Real Estate Investment Trust
*	Non-income producing security.
(a)	Indicates a Level 3 security. The aggregate value of Level 3 securities is $927,422 and 0.8% of net assets.
(b)	The amount represents fair value of derivative instruments subject to equity contracts risk exposure as of December 31, 2016.
(c)	The United States federal income tax basis of the Fund’s investments and net unrealized depreciation as of December 31, 2016 were as follows:

Tax Basis	$122,193,613
Appreciation	7,545,854
Depreciation	(11,505,372)
Net Unrealized Depreciation	(3,959,518)

The industry classification of investments and other assets in excess of liabilities shown as a percentage of net assets as of December 31, 2016 were as follows:

Real Estate	14.2%
Consumer Discretionary	12.9
Industrials	12.1
Banking	11.0
Technology Hardware & Equipment	8.0
Utilities	6.6
Insurance	6.5
Information Technology	5.0
Energy	4.4
Consumer Staples	3.7
Real Estate Investment Trusts	2.4
Semiconductors & Semiconductor Equipment	2.3
Financials	2.2
Telecommunication Services	2.1
Others	2.0
Capital Goods	1.8
Materials	0.9
Diversified Financial Services	0.8
Money Market Mutual Fund	0.3
99.2
Other assets in excess of liabilities	0.8
100.0%

Notes to Schedule of Investments (unaudited)

Securities Valuation:

The Fund holds securities and other assets that are fair valued at the close of each day (generally, 4:00 PM Eastern time) the New York Stock Exchange (“NYSE”) is open for trading. Fair value is the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants on the measurement date. The Board of Directors (the “Board”) has adopted Valuation Procedures for security valuation under which fair valuation responsibilities have been delegated to the Investment Manager, Value Partners Hong Kong Limited. Under the current Valuation Procedures, the established Valuation Committee is responsible for supervising the valuation of portfolio securities and other assets. The Valuation Procedures permit the Fund to utilize independent pricing vendor services, quotations from market makers and alternative valuation methods when market quotations are either not readily available or not deemed representative of fair value. A record of the Valuation Committee’s actions is subject to the Board’s review, approval, and ratification at its next regularly-scheduled quarterly meeting.

Various inputs determine how the Fund’s investments are valued, all of which are categorized according to the three broad levels (Level 1, 2, or 3) detailed in the table in the Fair Value section of the Notes to Schedule of Investments.

Common stocks and preference shares, exchange-traded funds, and derivative instruments such as futures or options that are traded on a national securities exchange are valued at the last sale price as of the close of trading on the applicable exchange where the security principally trades. Securities traded via NASDAQ are valued at the NASDAQ official closing price. To the extent these securities are valued at the last sale price or NASDAQ official closing price, they are classified as Level 1 in the fair value hierarchy.

In the event that no sale or official closing price on valuation date exists, these securities are generally valued at the mean between the last reported bid and ask prices, or at the last bid price in the absence of an ask price. These securities are classified as Level 2 in the fair value hierarchy.

Common stocks and preference shares traded on foreign securities exchanges are valued using pricing vendor services that provide model prices derived using adjustment factors based on information such as local closing price, relevant general and sector indices, currency fluctuations, depositary receipts, and futures, as applicable. Securities valued using such model prices are classified as Level 2 in the fair value hierarchy. The models generate an evaluated adjustment factor for each security, which can be applied to the local closing price to adjust it for post closing market movements. Utilizing that evaluated adjustment factor, the vendor provides an evaluated price to the extent that the valuation meets the established confidence level for each security. Such confidence level is a measure of the probability of a relationship between a given equity security and the factors used in the models. If the confidence level is not met or the vendor does not provide an evaluated price, securities are valued in accordance with exchange-traded common stocks and preference shares discussed above.

Investments in open end, non-exchange-traded mutual funds are valued at their net asset values as of the close of the NYSE on the date of valuation. These securities are classified as Level 1 in the fair value hierarchy since they may be purchased or sold at their net asset values on the date of valuation.

Securities and other assets that cannot be priced according to the methods described above are valued based on pricing methodologies approved by the Board. In the event that unobservable inputs are used when determining such valuations, the securities will be classified as Level 3 in the fair value hierarchy.

When determining the fair value of securities, some of the factors influencing the valuation include: the nature of any restrictions on disposition of the securities; assessment of the general liquidity of the securities; the issuer’s financial condition and the markets in which it does business; the cost of the investment; the size of the holding and the capitalization of the issuer; the prices of any recent transactions or bids/offers for such securities or any comparable securities; any available analyst media or other reports or information deemed reliable by the investment manager regarding the issuer or the markets or industry in which it operates. Using fair value to price securities may result in a value that is different from a security’s most recent closing price and from the price used by other mutual funds to calculate their net asset values.

Market values of investments traded in foreign currency are translated into U.S. dollars at the current rates of exchange.

Fair Value:

Various inputs are used in determining the value of the Fund's investments. These inputs are summarized in the three broad levels listed below.

Level 1--quoted prices generally in active markets for identical securities.
Level 2--quoted prices for similar securities, interest rates and yield curves, prepayment speeds, foreign currency exchange rates and other observable inputs.
Level 3--unobservable inputs for securities valued in accordance with Board approved fair valuation procedures.

The following is a summary of the inputs used as of December 31, 2016 in valuing such portfolio securities:

	Level 1	Level 2	Level 3
Investments in Securities
Mutual Funds
India	$2,329,789	$—	$—
Common Stocks
China (including Hong Kong and Macau SAR)	68,250,331	—	927,422
India	380,611	—	—
Indonesia	3,793,102	—	—
Malaysia	2,706,202	—	—
Philippines	506,130	—	—
Singapore	5,017,345	—	—
South Korea	14,038,509	—	—
Taiwan	6,098,956	—	—
Thailand	—	2,498,189	—
United States	621,995	—	—
Preference Stocks
South Korea	10,668,385	—	—
Warrants
Malaysia	8,971	—	—
Singapore	16,396	—	—
Money Market Mutual Fund	371,762	—	—
Total	$114,808,484	$2,498,189	$927,422

The following is a reconciliation of assets in which unobservable inputs (Level 3) were used in determining fair value:

Balance as of 3/31/16	$2,225,498
Realized gain (loss)	-
Purchases	-
Sales	-
Accrued discount (premium)	-
Transfers into Level 3	$927,422
Transfers out of Level 3	(2,225,498)
Balance as of 12/31/2016	$927,422

Level 3 securities as presented in the table above are being fair valued using pricing methodologies approved by Board, which contain unobservable inputs as follows:

Level 3 Securities	Fair Value as of December 31, 2016	Valuation Methodology	Unobservable Inputs
Intime Retail Group Co. Ltd.	$927,422	Stale pricing	Stale underlying security price

It is the Fund’s policy to recognize transfers in and transfers out at the fair value as of the beginning of period. At the reporting period end, there were no securities transferred between levels.

New Accounting Pronouncements:

In May 2015, the FASB issued ASU No. 2015-07 “Disclosure for Investments in Certain Entities that Calculate Net Asset Value (“NAV”) per Share (or Its Equivalent).” The amendments in ASU No. 2015-07 remove the requirement to categorize within the fair value hierarchy investments measured using the NAV practical expedient. The ASU also removes certain disclosure requirements for investments that qualify, but do not utilize, the NAV practical expedient. The amendments in the ASU are effective for fiscal years beginning after December 15, 2015, and interim periods within those fiscal years. Management has evaluated the implications of ASU No. 2015-07 and has determined that there is no impact on the financial statement disclosures.

In January 2016, the FASB issued ASU 2016-01, Financial Instruments — Overall (Subtopic 825-10): Recognition and Measurement of Financial Assets and Financial Liabilities (“ASU 2016-01”). ASU 2016-01 affects accounting for equity investments and financial liabilities where the fair value option has been elected. ASU 2016-01 requires an entity to measure equity investments at fair value through net income. ASU 2016-01 is effective for fiscal years beginning after December 15, 2017. The Fund is currently evaluating the impact on its financial statements.

On October 13, 2016, the Securities and Exchange Commission (the “SEC”) adopted new rules and forms and amended existing rules and forms which are intended to modernize and enhance the reporting and disclosure of information by registered investment companies and to improve the quality of information that funds provide to investors, including modifications to Regulation S-X which would require standardized, enhanced disclosure about derivatives in investment company financial statements. In an effort to enhance monitoring and regulation, the new rules and forms will allow the SEC to more effectively collect and use data reported by funds. The compliance dates of the modifications to Regulation S-X are August 1, 2017 and other amendments and rules are generally June 1, 2018 and December 1, 2018. Management is currently evaluating the impacts to the financial statement disclosures, if any.

Other information regarding the Fund is available in the Fund’s most recent Report to Shareholders. This information is available on the Securities and Exchange Commission’s website (www.sec.gov).

Item 2. Controls and Procedures

(a)
It is the conclusion of the registrant’s principal executive officer and principal financial officer that the effectiveness of the registrant’s current disclosure controls and procedures (such disclosure controls and procedures having been evaluated within 90 days of the date of this filing) provide reasonable assurance that the information required to be disclosed by the registrant has been recorded, processed, summarized and reported within the time period specified in the Commission’s rules and forms and that the information required to be disclosed by the registrant has been accumulated and communicated to the registrant’s principal executive officer and principal financial officer in order to allow timely decisions regarding required disclosure.

(b)
There have been no significant changes in the registrant’s internal controls or in other factors that could significantly affect these controls subsequent to the date of their evaluation, including any corrective actions with regard to significant deficiencies and material weaknesses.

Item 3. Exhibits

Certifications pursuant to Rule 30a-2(a) under the Investment Company Act of 1940 – Attached hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)	The Asia Pacific Fund, Inc.

By (Signature and Title)*	/s/ Hoyt M. Peters
Hoyt M. Peters
Secretary

Date February 10, 2017

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)*	/s/ Raymond Tam
Raymond Tam
President and Principal Executive Officer

Date February 10, 2017

By (Signature and Title)*	/s/ Frank J. Maresca
Frank J. Maresca
Treasurer and Principal Financial Officer

Date February 10, 2017

*	Print the name and title of each signing officer under his or her signature.